Deferred charges, net (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Sep. 30, 2018
Deferred charges, net [Abstract]
Net unamortized deferred dry-dock charges	$ 341,070	$ 0	$ 443,394
Amortization of deferred dry-dock costs	$ 102,324	$ 0	$ 341,080